UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04528)

Exact name of registrant as specified in charter:	Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2017

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund

The fund's portfolio
2/28/17 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.1%)(a)
	Rating(RAT)	Principal amount	Value

Delaware (2.2%)

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.57%, 10/1/38	VMIG1	$3,000,000	$3,000,000

			3,000,000
Guam (0.5%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	BBB+	250,000	280,470

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	350,000	373,496

			653,966
Massachusetts (0.8%)

MA State Hlth. & Edl. Fac. Auth. VRDN (Harvard U.), Ser. R, 0.41%, 11/1/49	VMIG1	1,100,000	1,100,000

			1,100,000
Mississippi (1.5%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.)
Ser. B, 0.57%, 12/1/30	VMIG1	775,000	775,000
Ser. E, 0.57%, 12/1/30	VMIG1	1,300,000	1,300,000

			2,075,000
Nevada (1.5%)

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.70%, 6/1/42	VMIG1	2,000,000	2,000,000

			2,000,000
Ohio (91.0%)

Akron, G.O. Bonds, AGM, 5.00%, 12/1/25 (Prerefunded 12/1/17)	AA	1,005,000	1,036,024

Allen Cnty., Hosp. Fac. Rev. Bonds (Catholic Hlth. Care), Ser. A, 5.25%, 6/1/38	A+	1,000,000	1,070,300

American Muni. Pwr., Inc. Rev. Bonds
(Prairie State Energy Campus), Ser. A, AGC, U.S. Govt. Coll., 5.75%, 2/15/39 (Prerefunded 2/15/19)	AA	1,500,000	1,636,635
Ser. A, 5.25%, 2/15/33	A1	250,000	281,200
(Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A2	830,000	912,220
(Prairie State Energy Campus), 5.00%, 2/15/38	A1	90,000	92,760
(Meldahl Hydroelectric (Green Bond)), Ser. A, 5.00%, 2/15/30	A	150,000	170,492
(Meldahl Hydroelectric Fac. (Green Bond)), Ser. A, 5.00%, 2/15/27	A	250,000	290,478

American Muni. Pwr., Inc. Rev. Bonds (Greenup Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	1,000,000	1,103,070

Bowling Green State U. Rev. Bonds, Ser. A, 5.00%, 6/1/42	A1	1,000,000	1,112,100

Brookfield, Local School Dist. G.O. Bonds (School Fac. Impt.), AGM, 5.00%, 1/15/26	Aa2	1,000,000	1,033,800

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, 5.75%, 6/1/34	B-	1,500,000	1,439,685

Butler Cnty., Hosp. Fac. Rev. Bonds (Cincinnati Children's Hosp. Med. Ctr.), Ser. X, 5.00%, 5/15/29	Aa2	1,000,000	1,183,920

Cincinnati, G.O. Bonds, Ser. D, 4.00%, 12/1/32	Aa2	500,000	526,995

Cincinnati, Econ. Dev. Rev. Bonds (Keystone Parke Phase III), Ser. B, 5.00%, 11/1/40	Aa3	500,000	555,430

Cleveland, G.O. Bonds, Ser. A, AGC, U.S. Govt. Coll., 5.00%, 12/1/29 (Prerefunded 6/1/17)	AA	2,000,000	2,020,600

Cleveland, Income Tax Rev. Bonds (Bridges & Roadways), Ser. B, AGC, U.S. Govt. Coll., 5.00%, 10/1/29 (Prerefunded 4/1/18)	AA	1,000,000	1,044,090

Cleveland, Pkg. Fac. Rev. Bonds, AGM
5.25%, 9/15/22	AA	1,630,000	1,846,774
5.25%, 9/15/22 (Escrowed to maturity)	AA	770,000	913,320

Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1, NATL, zero %, 11/15/25	AA-	3,000,000	2,287,710

Cleveland, State U. Rev. Bonds, 5.00%, 6/1/37	A1	1,500,000	1,677,420

Cleveland, Urban Renewal Increment Rev. Bonds (Rock & Roll Hall of Fame), 6.75%, 3/15/18	B/P	380,000	381,619

Cleveland, Wtr. Rev. Bonds
Ser. X, 5.00%, 1/1/42	Aa1	1,000,000	1,111,070
Ser. A, 5.00%, 1/1/26	Aa2	500,000	573,405

Cleveland, Wtr. Poll. Control Rev. Bonds (Green Bonds)
5.00%, 11/15/41	Aa3	500,000	560,190
5.00%, 11/15/36	Aa3	435,000	489,810

Cleveland-Cuyahoga Cnty., Rev. Bonds (Euclid Ave. Dev., Corp.), 5.00%, 8/1/39	A2	1,000,000	1,079,520

Columbus, G.O. Bonds, Ser. A
5.00%, 2/15/25 (Prerefunded 8/15/22)	Aaa	1,000,000	1,174,480
5.00%, 8/15/24	Aaa	1,000,000	1,188,010

Columbus, Swr. Rev. Bonds, 5.00%, 6/1/32	Aa1	1,000,000	1,167,410

Columbus, Swr. VRDN, Ser. B, 0.60%, 6/1/32	VMIG1	1,430,000	1,430,000

Cuyahoga Cmnty., College Dist. Rev. Bonds
Ser. C, U.S. Govt. Coll., 5.25%, 2/1/29 (Prerefunded 2/1/20)	Aa2	995,000	1,112,669
Ser. D, 5.00%, 8/1/32	Aa2	750,000	854,513
Ser. C, U.S. Govt. Coll., 5.00%, 8/1/25 (Prerefunded 2/1/20)	Aa2	1,500,000	1,666,680

Cuyahoga Cnty., COP (Convention Hotel), 5.00%, 12/1/27	Aa3	1,250,000	1,436,200

Cuyahoga, Rev. Bonds (Sports Fac. Impt.)
5.00%, 12/1/27	AA-	250,000	287,555
5.00%, 12/1/25	AA-	100,000	115,895

Dayton, City School Dist. G.O. Bonds, 5.00%, 11/1/23	Aa2	750,000	872,865

Elyria, OH City School Dist. G.O. Bonds (Classroom Fac. & School Impt.)
SGI, 5.00%, 12/1/35 (Prerefunded 6/1/17)	A1	110,000	111,161
U.S. Govt. Coll., SGI, 5.00%, 12/1/35 (Prerefunded 6/1/17)	A1	390,000	394,115

Franklin Cnty., Rev. Bonds (Trinity Hlth. Credit), Ser. 17, 5.00%, 12/1/46	Aa3	1,000,000	1,106,360

Franklin Cnty., Hlth. Care Fac. Rev. Bonds
(OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 5.625%, 7/1/26	BBB-	1,100,000	1,175,262
5.00%, 11/15/44	BBB+/F	1,000,000	1,032,830

Gallia Cnty., Local School Impt. Dist. G.O. Bonds, 5.00%, 11/1/27	Aa2	815,000	943,305

Greene Cnty., Hosp. Facs. Rev. Bonds (Kettering Hlth. Network), 5.50%, 4/1/39	A+	1,000,000	1,061,190

Hamilton Cnty., Hlth. Care Rev. Bonds
(Life Enriching Cmntys.), 6.625%, 1/1/46 (Prerefunded 1/1/21)	BBB	590,000	704,979
(Life Enriching Cmnty.), 5.00%, 1/1/46	BBB-/F	500,000	512,520

Hamilton Cnty., Sales Tax Rev. Bonds
Ser. A, 5.00%, 12/1/27	AA-	100,000	121,740
Ser. B, AMBAC, zero %, 12/1/24	A1	3,000,000	2,416,950
Ser. B, AMBAC, zero %, 12/1/22	A1	500,000	437,950

Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds, Ser. A, 5.00%, 12/1/22	AA+	750,000	882,645

Huber Heights City School Dist. G.O. Bonds (School Impt.), 5.00%, 12/1/31	Aa2	1,000,000	1,152,780

Huran Cnty., Human Svcs. G.O. Bonds, NATL, 6.55%, 12/1/20	Aa3	1,075,000	1,179,748

JobsOhio Beverage Syst. Rev. Bonds (Statewide Sr. Lien Liquor Profits), Ser. A, 5.00%, 1/1/38	AA	700,000	770,385

Kent State U. Rev. Bonds (Gen. Receipts), 5.00%, 5/1/30	Aa3	1,000,000	1,163,480

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C
6.00%, 8/15/43	A3	180,000	189,918
U.S. Govt. Coll., 6.00%, 8/15/43 (Prerefunded 8/15/18)	AAA/P	935,000	1,002,404

Lakewood, City School Dist. G.O. Bonds, NATL, zero %, 12/1/17	Aa2	1,190,000	1,181,194

Lancaster, City Fac. Construction & Impt. School Dist. G.O. Bonds, 5.00%, 10/1/37	AA	1,000,000	1,129,940

Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Partners), Ser. H, AGC, 5.00%, 2/1/29	AA	2,000,000	2,074,040

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 5.00%, 11/15/30	A-	750,000	825,098

Lucas Cnty., Hlth. Care Fac. Rev. Bonds
(Lutheran Homes), Ser. A, 7.00%, 11/1/45 (Prerefunded 11/1/20)	BB+/P	700,000	839,685
(Sunset Retirement Cmntys.), 5.50%, 8/15/30	A-/F	650,000	716,645

Miami U. Rev. Bonds, 5.00%, 9/1/41	Aa3	500,000	565,320

Milford, Exempt Village School Dist. G.O. Bonds, 5.00%, 12/1/19	Aa2	200,000	219,372

Montgomery Cnty., Rev. Bonds (Catholic Hlth. Initiatives), Ser. D, 6.25%, 10/1/33	A3	1,000,000	1,067,280

Mount Healthy City School Dist. G.O. Bonds, 5.00%, 12/1/21	Aa2	500,000	570,480

Napoleon, City Fac. Construction & Impt. School Dist. G.O. Bonds, 5.00%, 12/1/36	Aa3	500,000	558,975

New Albany, Plain Local School Dist. G.O. Bonds (School Impt.), 4.00%, 12/1/29	Aa1	1,410,000	1,517,780

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 5.00%, 11/1/28	Aaa	355,000	368,788

OH State G.O. Bonds (Hwy.), Ser. S, 5.00%, 5/1/31	AAA	150,000	175,704

OH State Rev. Bonds
(Regl. Swr. Dist.), 5.00%, 11/15/49	Aa1	1,250,000	1,384,425
(Northeast OH Regl. Swr. Dist.), 5.00%, 11/15/44	Aa1	1,250,000	1,406,963
Ser. A, U.S. Govt. Coll., 5.00%, 10/1/22 (Prerefunded 4/1/18)	AAA/P	3,090,000	3,224,539

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.80%, 12/1/38	A-	1,000,000	1,082,250

OH State Air Quality Dev. Auth. Rev. Bonds (Buckeye Pwr. Recvy. Zone Fac.), 6.00%, 12/1/40	A2	1,000,000	1,152,570

OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6.25%, 10/1/18	AA-	1,000,000	1,080,980
(U. of Dayton), Ser. A, 5.625%, 12/1/41	A+	1,200,000	1,361,712
(U. of Dayton), 5.50%, 12/1/36	A+	1,000,000	1,069,490

OH State Higher Edl. Fac. Comm. Rev. Bonds
(Summa Hlth. Syst.), 5.75%, 11/15/40	Baa1	370,000	397,761
(Summa Hlth. Syst.), U.S. Govt. Coll., 5.75%, 11/15/40 (Prerefunded 5/15/20)	Baa1	630,000	718,433
(Kenyon College), 5.00%, 7/1/44	A+	1,305,000	1,421,158
(Kenyon College), U.S. Govt. Coll., 5.00%, 7/1/44 (Prerefunded 7/1/20)	AAA/P	695,000	778,956
(Case Western Reserve U.), 5.00%, 12/1/40	AA-	1,000,000	1,121,140
(Xavier U.), 5.00%, 5/1/40	A3	750,000	807,810
(Oberlin Coll.), 5.00%, 10/1/31	AA	650,000	747,565
(Cleveland Clinic Hlth. Syst. Oblig. Group), 5.00%, 1/1/31	Aa2	1,500,000	1,696,470
(Cleveland Clinic Hlth. Syst. Oblig. Group), 5.00%, 1/1/25	Aa2	1,145,000	1,310,819
(U. of Dayton), Ser. A, 5.00%, 12/1/24	A+	285,000	332,472

OH State Hosp. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	1,000,000	1,088,780

OH State Major New Infrastructure Rev. Bonds, Ser. 16-1, 5.00%, 12/15/28	Aa2	500,000	591,600

OH State Private Activity Rev. Bonds (Portsmouth Bypass Gateway Group, LLC), AGM, 5.00%, 12/31/39	AA	750,000	815,910

OH State Special Oblig. Cap. Fac. Lease Appropriation Rev. Bonds
Ser. C, 5.00%, 12/1/28	Aa2	500,000	596,515
(Cultural & Sports Fac.), Ser. A, 5.00%, 10/1/26	Aa2	250,000	301,990

OH State Tpk. Comm. Rev. Bonds
(Infrastructure), Ser. A-1, 5.25%, 2/15/32	A1	350,000	402,276
5.00%, 2/15/48	A1	1,250,000	1,366,750

OH State U. Rev. Bonds
Ser. A, 5.00%, 12/1/39	Aa1	1,000,000	1,137,990
(Gen. Receipts Special Purpose), Ser. A, 5.00%, 6/1/38	Aa2	1,000,000	1,126,420

OH State Wtr. Dev. Auth. Rev. Bonds
Ser. A, 5.00%, 12/1/35	Aaa	1,000,000	1,160,380
Ser. B, 5.00%, 12/1/35	Aaa	1,000,000	1,163,270
Ser. A, 5.00%, 12/1/34	Aaa	750,000	873,578

OH U. Gen. Recipients Athens Rev. Bonds
5.00%, 12/1/43	Aa3	1,035,000	1,162,015
5.00%, 12/1/42	Aa3	500,000	556,900

Penta Career Ctr. COP, 5.00%, 4/1/20	Aa3	1,500,000	1,652,070

Princeton, City School Dist. G.O. Bonds, 5.00%, 12/1/36	AA	500,000	567,150

Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled), Ser. A, 5.375%, 1/1/32	A2	1,455,000	1,631,899

River Valley, Local School Dist. G.O. Bonds (School Fac. Construction & Impt.), AGM, 5.25%, 11/1/23	Aa2	300,000	356,805

Scioto Cnty., Hosp. Rev. Bonds (Southern OH Med. Ctr.), 5.00%, 2/15/32	A2	865,000	961,837

Steubenville Hosp. Rev. Bonds (Trinity Hlth. Syst.), 5.00%, 10/1/30	Baa1	500,000	529,670

Summit Cnty., G.O. Bonds, 4.00%, 12/1/31	Aa1	750,000	804,675

Sylvania, City School Dist. G.O. Bonds (School Impt.), AGC, U.S. Govt. Coll., 5.00%, 12/1/27 (Prerefunded 6/1/17)	AA	1,500,000	1,515,825

Toledo, City School Facs Impt. Dist. G.O. Bonds, 5.00%, 12/1/26	Aa2	1,000,000	1,150,890

Toledo, Wtr. Wks. Syst. Rev. Bonds
5.00%, 11/15/36	Aa3	500,000	571,830
5.00%, 11/15/28	Aa3	250,000	297,363

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45%, 12/15/21	Baa1	1,900,000	2,244,755

U. of Akron Rev. Bonds, Ser. A
5.00%, 1/1/31	A1	500,000	563,340
5.00%, 1/1/28	A1	1,000,000	1,140,490

U. of Cincinnati Rev. Bonds
Ser. C, 5.00%, 6/1/46	Aa3	500,000	561,715
Ser. F, 5.00%, 6/1/34	Aa3	1,000,000	1,115,340
Ser. A, 5.00%, 6/1/31	Aa3	500,000	568,705
Ser. A, 5.00%, 6/1/30	Aa3	1,000,000	1,140,070

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group)
Ser. A, 5.75%, 7/1/33	A	500,000	573,105
5.00%, 7/1/39	A	1,000,000	1,074,750

Westerville, G.O. Bonds
AMBAC, 5.00%, 12/1/26 (Prerefunded 12/1/17)	Aaa	105,000	108,321
AMBAC, U.S. Govt. Coll., 5.00%, 12/1/26 (Prerefunded 12/1/17)	Aaa	1,215,000	1,253,430

Westlake, Rev. Bonds (American Greetings-Crocker Park Pub. Impt.), 5.00%, 12/1/33	Aa1	1,000,000	1,151,420

Willoughby-Eastlake, City School Dist. G.O. Bonds (School Impt.), 5.00%, 12/1/46	Aa3	1,000,000	1,116,890

Youngstown State U. Rev. Bonds
AGC, 5.25%, 12/15/29 (Prerefunded 6/15/19)	AA	500,000	547,130
5.00%, 12/15/25	A+	500,000	562,580

			123,108,879
Puerto Rico (0.4%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5.375%, 5/15/33	Ba1	325,000	326,911

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/43	AA-	1,000,000	223,746

			550,657
Texas (0.2%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.57%, 12/1/24	A-1+	315,000	315,000

			315,000
TOTAL INVESTMENTS

Total investments (cost $127,633,090)(b)			$132,803,502

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2016 through February 28, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $135,318,988.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $127,614,143, resulting in gross unrealized appreciation and depreciation of $6,220,983 and $1,031,624, respectively, or net unrealized appreciation of $5,189,359.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	18.1%
	Healthcare	16.7
	Prerefunded	16.3
	Utilities	15.4
	Local debt	15.0

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$132,803,502	$—

Totals by level	$—	$132,803,502	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 27, 2017